Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts payable	$ 6,856,000	$ 5,514,000	$ 2,234,000
Accrued liabilities	2,978,000	3,531,000	1,415,000
Total	$ 9,834,000	$ 9,045,000	$ 3,649,000